Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2025
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 21 – Supplemental Cash Flow Information

The following tables present cash provided by (used in) operating activities related to changes in assets and liabilities:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Trade accounts receivable	3,299	(6,566)	151
Other accounts receivable	(1,802)	(683)	2,589
Prepaid expenses and other	(14,712)	(8,039)	(5,560)
Accounts payable	1,868	6,180	(620)
Accrued liabilities	(9,017)	9,270	2,433
Income taxes payable	956	(446)	753
Operating leases	(349)	325	(95)
Deferred revenue	5,825	15,141	8,142
Changes in operating assets and liabilities	(13,932)	15,182	7,793